Schedule of Investments

November 30, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–163.30%(a)
Alabama–2.21%
Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB(b)	5.00%	11/15/2046	$4,875	$ 4,967,964
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	245	217,371
Birmingham (City of), AL Water Works Board; Series 2016 B, Ref. RB(c)(d)	5.00%	01/01/2027	1,260	1,371,001
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (Acquired 12/17/2007-12/18/2007; Cost $2,200,715)(e)(f)	5.50%	01/01/2043	2,525	1,603,375
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	1,360	1,402,511
Southeast Energy Authority A Cooperative District (No. 2); Series 2021 B, RB(d)	4.00%	12/01/2031	1,520	1,463,239
Southeast Energy Authority A Cooperative District (No. 3); Series 2022 A-1, RB(d)	5.50%	12/01/2029	1,430	1,520,613

Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(g)	5.25%	05/01/2044	835	693,351

				13,239,425

Alaska–0.06%

Northern Tobacco Securitization Corp.; Series 2021 A-1, Ref. RB	4.00%	06/01/2050	425	362,425

Arizona–2.65%
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	2,210	2,237,226
Arizona (State of) Industrial Development Authority; Series 2019-2A, Revenue Ctfs.	3.63%	05/20/2033	1,077	1,037,506
Arizona (State of) Industrial Development Authority (Master Academy of Nevada - Bonanza Capmus); Series 2020 A, RB(g)	5.00%	12/15/2040	255	246,179
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2030	1,170	1,125,405
Series 2017, Ref. RB	5.00%	11/15/2045	905	762,231
Goodyear (City of), AZ; Series 2020, RB (INS - AGM)(h)	4.00%	07/01/2045	1,750	1,724,695
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(g)	5.00%	07/01/2054	230	205,302
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(g)	6.50%	07/01/2034	510	524,507
Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2019, Ref. RB(g)	5.00%	06/15/2052	365	320,690
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(g)	5.38%	07/01/2052	1,215	1,105,723
Pima (County of), AZ Industrial Development Authority (Tucson Medical Center); Series 2021, Ref. RB	3.00%	04/01/2051	1,580	1,127,030
Salt Verde Financial Corp.;
Series 2007, RB	5.00%	12/01/2032	785	824,394
Series 2007, RB	5.00%	12/01/2037	3,520	3,643,233

Yuma (City of), AZ Industrial Development Authority (Regional Medical Center); Series 2014 A, RB	5.00%	08/01/2029	1,000	1,022,900

				15,907,021

Arkansas–0.10%

Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2044	630	629,129

California–19.21%
Bay Area Toll Authority (San Francisco Bay Area);
Series 2017 F-1, RB(b)(c)(d)(i)	5.00%	04/01/2027	2,550	2,808,203
Series 2017, Ref. RB	4.00%	04/01/2038	2,200	2,234,565
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds(j)	0.00%	08/01/2028	1,250	1,044,704
California (State of);
Series 2013, GO Bonds	5.00%	04/01/2037	1,850	1,860,416
Series 2013, Ref. GO Bonds	5.25%	09/01/2030	2,500	2,550,422
Series 2020, GO Bonds (INS - BAM)(h)	3.00%	11/01/2050	2,375	1,832,201
Series 2022, GO Bonds	5.25%	09/01/2047	1,535	1,741,805
Series 2022, Ref. GO Bonds	4.00%	04/01/2042	3,275	3,332,460
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB(g)	5.00%	04/01/2049	855	731,444

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Health Facilities Financing Authority (PIH Health); Series 2020 A, RB	4.00%	06/01/2050	$4,265	$ 3,991,386
California (State of) Housing Finance Agency;
Series 2019 A-2, RB	4.00%	03/20/2033	486	472,415
Series 2021 A, RB	3.25%	08/20/2036	325	280,437
Series 2021-1A, Revenue Ctfs.	3.50%	11/20/2035	829	748,417
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds); Series 2019, RB	5.00%	08/01/2049	2,080	2,206,709
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(g)	5.00%	06/01/2048	195	172,944
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2037	1,365	1,385,308
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(k)	5.00%	12/31/2036	1,700	1,743,682
Series 2018 A, RB(k)	5.00%	12/31/2047	2,055	2,067,006
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(k)	4.00%	07/15/2029	1,700	1,650,015
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB(g)	5.00%	08/01/2039	255	239,596
California (State of) Pollution Control Finance Authority;
Series 2012, RB(g)(k)	5.00%	07/01/2027	1,130	1,130,525
Series 2012, RB(g)(k)	5.00%	07/01/2030	1,650	1,650,470
Series 2012, RB(g)(k)	5.00%	07/01/2037	3,610	3,540,295
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2044	875	881,256
Series 2016 A, RB(g)	5.00%	12/01/2041	1,380	1,380,322
Series 2016 A, RB(g)	5.25%	12/01/2056	1,025	1,020,888
California (State of) Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(j)	0.00%	06/01/2055	11,260	963,492
California (State of) Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 A, Ref. RB	4.00%	06/01/2040	300	276,217
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	80	80,030
Series 2020 B-2, Ref. RB(j)	0.00%	06/01/2055	1,700	309,754
California State University;
Series 2019 A, RB	5.00%	11/01/2044	2,525	2,723,569
Series 2019 A, RB(b)	5.00%	11/01/2049	2,160	2,314,825
Cambrian School District; Series 2022, GO Bonds	4.00%	08/01/2052	2,355	2,259,599
CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021 A, RB(g)	3.13%	08/01/2056	850	564,838
CSCDA Community Improvement Authority (Social Bonds);
Series 2021 A-2, RB(g)	4.00%	09/01/2056	850	647,959
Series 2021, RB(g)	4.00%	08/01/2056	510	390,136
Daly (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	520	513,653
Foothill-Eastern Transportation Corridor Agency;
Series 1995 A, RB(c)(j)	0.00%	01/01/2023	10,750	10,728,721
Series 2015, Ref. RB (INS - AGM)(h)(j)	0.00%	01/15/2034	4,225	2,756,276
Glendale Community College District; Series 2020 B, GO Bonds	4.00%	08/01/2050	815	805,414
Golden State Tobacco Securitization Corp.;
Series 2013 A, RB(c)(d)	5.00%	06/01/2023	1,400	1,418,134
Series 2015, Ref. RB(c)(d)	5.00%	06/01/2025	2,245	2,383,925
Series 2015, Ref. RB(c)(d)	5.00%	06/01/2025	2,755	2,925,485
Series 2021 B-2, Ref. RB(j)	0.00%	06/01/2066	2,845	306,300
Los Angeles (City of), CA Department of Airports; Series 2019 A, Ref. RB(k)	5.00%	05/15/2034	925	987,702
Los Angeles (City of), CA Department of Airports (Green Bonds); Series 2022 G, RB(k)	5.50%	05/15/2036	1,775	1,996,248
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2019 A, Ref. RB(k)	5.00%	05/15/2036	1,700	1,799,661
Los Angeles (City of), CA Department of Water & Power; Series 2020 B, Ref. RB	5.00%	07/01/2050	2,385	2,576,024
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds); Series 2021 F, RB	4.00%	12/01/2046	3,700	3,573,609
Montebello Unified School District; Series 2022 B, GO Bonds (INS - AGM)(h)	5.00%	08/01/2050	1,260	1,354,040

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
M-S-R Energy Authority;
Series 2009 A, RB	6.50%	11/01/2039	$2,315	$ 2,808,822
Series 2009 B, RB	6.13%	11/01/2029	895	991,950
Series 2009 B, RB	6.50%	11/01/2039	595	721,922
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(l)	6.25%	08/01/2043	2,055	1,854,594
Regents of the University of California Medical Center; Series 2022 P, RB(b)(i)	4.00%	05/15/2053	5,545	5,232,030
Sacramento (City of), CA Unified School District (Election of 2020);
Series 2022 A, GO Bonds (INS - BAM)(h)	5.50%	08/01/2047	1,330	1,494,241
Series 2022 A, GO Bonds (INS - BAM)(h)	5.50%	08/01/2052	1,615	1,805,592
San Diego (County of), CA Regional Airport Authority; Series 2021 A, RB	5.00%	07/01/2056	2,045	2,132,500
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2016, RB(k)	5.00%	05/01/2046	5,000	5,064,224
Series 2019 E, RB(k)	5.00%	05/01/2037	680	712,909
Series 2019 E, RB(k)	5.00%	05/01/2050	2,400	2,445,401
Series 2021 A, Ref. RB(k)	5.00%	05/01/2036	620	661,212
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, RB	5.50%	09/01/2032	685	693,582

Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(j)	0.00%	06/01/2041	3,560	1,225,313

				115,197,794

Colorado–5.72%
Arkansas River Power Authority; Series 2006, RB(c)	5.88%	10/01/2026	1,035	1,100,514
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	850	756,690
Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	1,060	924,666
Centerra Metropolitan District No. 1; Series 2022, RB	6.50%	12/01/2053	600	600,368
Centerra Metropolitan District No. 1 (In the City of Loveland);
Series 2017, RB(g)	5.00%	12/01/2047	1,715	1,545,342
Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	680	581,257
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group); Series 2021 A, Ref. RB	4.00%	11/15/2050	760	698,798
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2019 A-2, Ref. RB	5.00%	08/01/2044	3,750	3,800,656
Series 2019 A-2, Ref. RB(b)(i)	5.00%	08/01/2044	1,275	1,292,223
Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,705	1,424,389
Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society (The)); Series 2017, Ref. RB(c)(d)	5.00%	06/01/2027	600	652,559
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, RB	5.25%	07/01/2027	670	623,936
Series 2007 A, RB	5.30%	07/01/2037	260	208,994
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2047	945	947,216
Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, RB	5.00%	12/01/2033	500	488,607
Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	433,141
Denver (City & County of), CO;
Series 2018 A, RB(b)(k)	5.25%	12/01/2048	1,795	1,854,026
Series 2018 A, Ref. RB(k)	5.25%	12/01/2048	1,650	1,704,258
Series 2018 A-2, RB(j)	0.00%	08/01/2033	2,300	1,501,709
Series 2022 A, RB(k)	5.50%	11/15/2035	885	990,485
Series 2022 A, RB(k)	5.50%	11/15/2042	1,235	1,343,591
Series 2022 A, RB(k)	5.00%	11/15/2047	2,050	2,115,132
Series 2022 A, RB(k)	5.50%	11/15/2053	630	671,979
Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	470	395,529
Hogback Metropolitan District; Series 2021 A, GO Bonds	5.00%	12/01/2051	550	464,661
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	740	698,611
Johnstown Plaza Metropolitan District; Series 2022, Ref. GO Bonds	4.25%	12/01/2046	835	662,415
Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	765	775,129
Neu Town Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046	720	672,790
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	665	585,085
Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2051	500	337,590
Village Metropolitan District (The); Series 2020, Ref. GO Bonds	5.00%	12/01/2049	875	803,492
White Buffalo Metropolitan District No. 3; Series 2020, GO Bonds	5.50%	12/01/2050	600	542,980

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Windler Public Improvement Authority;
Series 2021 A-1, RB	4.13%	12/01/2051	$1,360	$ 887,729
Series 2021 A-2, RB(l)	4.50%	12/01/2041	2,105	1,193,458
				34,280,005

District of Columbia–3.45%
District of Columbia;
Series 2014 C, GO Bonds(b)	5.00%	06/01/2035	7,050	7,247,848
Series 2022 A, RB	5.00%	07/01/2047	1,700	1,869,905
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	695	662,222
District of Columbia Water & Sewer Authority; Series 2013 A, RB(b)(c)(d)	5.00%	10/01/2023	3,080	3,140,981
District of Columbia Water & Sewer Authority (Green Bonds); Series 2022 C-1, RB	4.00%	10/01/2051	1,705	1,662,291
Metropolitan Washington Airports Authority;
Series 2017, Ref. RB(k)	5.00%	10/01/2042	2,740	2,804,783
Series 2021 A, Ref. RB(k)	4.00%	10/01/2039	1,900	1,827,176

Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2019 B, Ref. RB	4.00%	10/01/2049	1,705	1,486,300

				20,701,506

Florida–10.60%
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs);
Series 2022 A, Ref. RB(g)	5.00%	11/15/2061	1,075	735,031
Series 2022 B, RB(g)	6.50%	11/15/2033	100	86,926
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group); Series 2022 A, Ref. RB	4.00%	04/01/2052	515	454,270
Broward (County of), FL;
Series 2013 C, RB(c)(d)	5.25%	10/01/2023	2,380	2,432,966
Series 2017, RB(b)(i)(k)	5.00%	10/01/2047	2,645	2,670,994
Series 2019 B, RB(k)	4.00%	09/01/2044	850	760,920
Series 2022 A, RB	4.00%	10/01/2047	5,625	5,453,767
Series 2022, RB	5.00%	01/01/2047	1,715	1,854,188
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2047	3,400	3,090,925
Cape Coral (City of), FL Health Facilities Authority (Gulf Care, Inc.); Series 2015, Ref. RB(g)	6.00%	07/01/2050	255	231,190
Central Florida Expressway Authority; Series 2019 B, RB(b)(i)	5.00%	07/01/2049	2,430	2,542,046
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013; Cost $1,309,157)(e)(f)(g)	7.75%	05/15/2035	1,340	857,600
Davie (Town of), FL (Nova Southeastern University); Series 2013 A, RB(c)(d)	6.00%	04/01/2023	1,450	1,466,805
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	3,080	3,080,418
Florida Development Finance Corp.; Series 2022 A, Ref. RB(d)(g)(k)	7.25%	10/03/2023	850	844,741
Florida Development Finance Corp. (Green Bonds); Series 2019 B, RB(g)(k)	7.38%	01/01/2049	680	606,371
Gainesville (City of), FL; Series 2019 A, RB	5.00%	10/01/2047	1,250	1,305,133
Gramercy Farms Community Development District; Series 2011, Ref. RB(l)(m)	0.00%	05/01/2039	1,070	556,400
Greater Orlando Aviation Authority;
Series 2017 A, RB(k)	5.00%	10/01/2052	1,805	1,814,448
Series 2019 A, RB(k)	4.00%	10/01/2044	2,250	2,082,729
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	660	591,753
Series 2020 A, Ref. RB	5.75%	08/15/2050	290	253,507
Series 2020 A, Ref. RB	5.75%	08/15/2055	1,070	915,814
Lee (County of), FL;
Series 2021 B, RB(k)	5.00%	10/01/2034	1,060	1,135,198
Series 2022, RB	5.25%	08/01/2049	4,260	4,597,864
Miami (City of) & Dade (County of), FL School Board; Series 2022 A, GO Bonds (INS - BAM)(h)	5.00%	03/15/2052	2,020	2,174,389
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2044	955	939,980
Miami-Dade (County of), FL; Series 2021, RB	4.00%	10/01/2048	3,375	3,205,643
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB	5.00%	04/01/2053	3,945	4,066,450
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB	5.00%	07/01/2040	4,250	4,250,261
Orange (County of), FL Housing Finance Authority (H.A.N.D.S., Inc.); Series 1995 A, RB	7.00%	10/01/2025	385	385,971

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(j)	0.00%	10/01/2050	$2,000	$ 400,710
Series 2020 A-2, Ref. RB(j)	0.00%	10/01/2052	460	81,645
Series 2020 A-2, Ref. RB(j)	0.00%	10/01/2053	455	76,210
Series 2020 A-2, Ref. RB(j)	0.00%	10/01/2054	390	61,645
Palm Beach (County of), FL Health Facilities Authority; Series 2020, RB	5.00%	06/01/2055	510	454,702
Putnam (County of), FL Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	855	915,149
Reunion East Community Development District; Series 2005, RB(e)(m)	5.80%	05/01/2036	349	3
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2022, RB	4.00%	07/01/2052	1,705	1,539,080
South Carolina (State of) Jobs-Economic Development Authority (South Broward Hospital District Obligated Group); Series 2021 A, RB	3.00%	05/01/2051	855	616,102
Sterling Hill Community Development District; Series 2003 A, RB(m)(n)	6.20%	05/01/2035	1,149	620,574
Sumter (County of), FL Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, RB	5.25%	07/01/2044	1,000	1,004,225
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,380	1,385,880

Tampa (City of), FL; Series 2020 A, RB(j)	0.00%	09/01/2049	3,410	946,346

				63,546,969

Georgia–1.62%
Augusta (City of), GA Development Authority; Series 2018, RB	4.00%	07/01/2038	3,090	2,446,068
Brookhaven Development Authority;
Series 2020, RB(b)(i)	4.00%	07/01/2044	1,150	1,131,996
Series 2020, RB(b)(i)	4.00%	07/01/2049	2,255	2,165,531
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.); Series 2021 A, RB	3.00%	02/15/2051	510	351,646
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2047	1,000	1,002,064
Main Street Natural Gas, Inc.;
Series 2021 A, RB(d)	4.00%	09/01/2027	1,360	1,363,114
Series 2021 C, RB(d)	4.00%	12/01/2028	1,260	1,232,028
				9,692,447

Hawaii–0.34%

Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2013 A, Ref. RB(c)	5.50%	07/01/2043	2,000	2,019,466

Idaho–0.33%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.);
Series 2017 A, Ref. RB	5.00%	11/15/2032	360	317,005
Series 2017 A, Ref. RB	5.25%	11/15/2037	505	425,513

Spring Valley Community Infrastructure District No. 1; Series 2021, RB(g)	3.75%	09/01/2051	1,705	1,233,018

				1,975,536

Illinois–15.31%
Bartlett (Village of), IL (Quarry Redevelopment); Series 2007, Ref. RB	5.60%	01/01/2023	375	375,195
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2037	1,075	1,083,510
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	435	438,118
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	350	352,511
Series 2012, RB	5.00%	01/01/2042	2,745	2,745,041
Series 2014, RB	5.00%	11/01/2044	895	896,255
Series 2014, Ref. RB(c)(d)	5.00%	01/01/2024	1,200	1,230,587
Series 2015 A, GO Bonds	5.50%	01/01/2033	3,475	3,509,140
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	2,075	2,157,603
Series 2017-2, Ref. RB (INS - AGM)(h)	5.00%	11/01/2038	1,500	1,540,638

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL (O’Hare International Airport);
Series 2015 C, RB(k)	5.00%	01/01/2046	$865	$ 865,337
Series 2016 C, Ref. RB	5.00%	01/01/2037	1,720	1,775,744
Series 2017 D, RB	5.25%	01/01/2042	1,385	1,431,659
Series 2017 D, RB	5.00%	01/01/2052	1,495	1,517,767
Series 2022 A, RB (INS - AGM)(h)(k)	5.50%	01/01/2053	1,420	1,493,102
Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2046	655	618,307
Series 2018 A, Ref. GO Bonds (INS - AGM)(h)	5.00%	12/01/2032	735	766,486
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2035	750	746,625
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2022	1,025	1,025,000
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2021 A, GO Bonds	4.00%	12/01/2051	830	756,817
Chicago (City of), IL Midway International Airport;
Series 2013 A, Ref. RB(k)	5.50%	01/01/2032	2,770	2,773,042
Series 2014 A, Ref. RB(k)	5.00%	01/01/2041	1,275	1,276,505
Chicago (City of), IL Transit Authority; Series 2014, RB	5.00%	12/01/2044	3,485	3,537,214
Chicago Park District;
Series 2020 C, GO Bonds (INS - BAM)(h)	4.00%	01/01/2042	1,250	1,174,435
Series 2020 D, GO Bonds (INS - BAM)(h)	4.00%	01/01/2036	1,000	975,942
Cook (County of), IL; Series 2021 A, Ref. RB	4.00%	11/15/2039	530	530,223
Illinois (State of);
Series 2013, GO Bonds (INS - BAM)(h)	5.50%	07/01/2038	2,525	2,539,156
Series 2014, GO Bonds	5.25%	02/01/2034	1,300	1,314,795
Series 2014, GO Bonds	5.00%	05/01/2035	370	372,943
Series 2014, GO Bonds	5.00%	05/01/2036	1,150	1,158,119
Series 2016, GO Bonds	5.00%	11/01/2036	930	946,300
Series 2017 C, GO Bonds	5.00%	11/01/2029	270	281,492
Series 2017 D, GO Bonds	5.00%	11/01/2023	1,825	1,851,223
Series 2017 D, GO Bonds	5.00%	11/01/2024	85	87,253
Series 2017 D, GO Bonds	5.00%	11/01/2026	1,325	1,378,292
Series 2018 A, GO Bonds	6.00%	05/01/2027	780	844,905
Series 2018 A, GO Bonds	5.00%	05/01/2030	1,255	1,312,931
Series 2020, GO Bonds	5.50%	05/01/2039	1,710	1,805,041
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB(c)(d)	5.00%	09/01/2024	1,470	1,528,077
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(k)	8.00%	06/01/2032	370	370,316
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2040	60	51,807
Series 2019 A, Ref. RB	5.00%	11/01/2049	1,245	1,003,633
Illinois (State of) Finance Authority (Mercy Health Corp.); Series 2016, Ref. RB	5.00%	12/01/2046	4,140	4,156,062
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	1,411	1,019,176
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	933,169
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	2,115	2,134,345
Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	5.00%	02/15/2032	155	151,967
Series 2017, Ref. RB	5.25%	02/15/2037	200	196,257
Series 2017, Ref. RB	5.25%	02/15/2047	850	796,862
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002, RB (INS - AGM)(h)(j)	0.00%	12/15/2029	2,800	2,114,344
Series 2015 A, RB	5.50%	06/15/2053	1,800	1,825,471
Illinois (State of) Municipal Electric Agency; Series 2015 A, Ref. RB	4.00%	02/01/2035	2,055	2,056,947
Illinois (State of) Regional Transportation Authority;
Series 2000, RB (INS - NATL)(h)	6.50%	07/01/2030	2,305	2,706,265
Series 2002 A, RB (INS - NATL)(h)	6.00%	07/01/2029	1,175	1,401,373
Series 2018 B, RB	5.00%	06/01/2040	2,360	2,565,113
Illinois (State of) Sports Facilities Authority;
Series 2014, Ref. RB (INS - AGM)(h)	5.25%	06/15/2031	1,235	1,266,853
Series 2014, Ref. RB (INS - AGM)(h)	5.25%	06/15/2032	1,125	1,153,337

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB(b)	5.00%	01/01/2038	$3,875	$ 3,879,344
Series 2015 A, RB(b)	5.00%	01/01/2040	6,480	6,656,344

Sales Tax Securitization Corp.; Series 2018 A, RB(b)	5.00%	01/01/2048	4,275	4,375,635

				91,827,950

Indiana–2.32%
Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	5.00%	07/01/2040	170	162,335
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013 A, RB(c)(d)(k)	5.00%	07/01/2023	500	506,096
Series 2013 A, RB(c)(d)(k)	5.00%	07/01/2023	715	723,718
Series 2013, RB(c)(d)(k)	5.00%	07/01/2023	3,960	4,008,284
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.); Series 2012 A, RB	4.25%	11/01/2030	2,210	2,151,879
Indiana (State of) Municipal Power Agency; Series 2013 A, RB(c)(d)	5.25%	07/01/2023	1,500	1,523,481
Indianapolis Local Public Improvement Bond Bank; Series 2013 F, RB(b)(c)(d)	5.00%	02/01/2023	3,300	3,313,554

Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(k)	6.75%	01/01/2034	1,500	1,539,607

				13,928,954

Iowa–1.48%
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics); Series 2022 B, RB	3.00%	09/01/2056	1,655	1,176,638
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	1,425	1,299,037
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(d)	5.00%	12/01/2042	2,795	2,702,401
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2016, RB	5.00%	05/15/2041	510	451,976
Iowa (State of) Tobacco Settlement Authority; Series 2021 B-1, Ref. RB	4.00%	06/01/2049	1,395	1,387,321

PEFA, Inc.; Series 2019, RB(d)	5.00%	09/01/2026	1,835	1,880,151

				8,897,524

Kansas–0.66%
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, RB(c)(d)	5.75%	07/01/2023	1,400	1,425,923

Wyandotte (County of), KS Unified Government; Series 2014 A, Ref. RB	5.00%	09/01/2044	2,470	2,527,992

				3,953,915

Kentucky–2.32%
Henderson (City of), KY (Pratt Paper LLC); Series 2022 A, RB(g)(k)	4.70%	01/01/2052	685	606,805
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(d)(o)	3.25%	02/01/2025	720	721,458
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS - AGM)(h)	5.00%	12/01/2047	540	540,162
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2040	2,030	2,036,318
Series 2015 A, RB	5.00%	01/01/2045	340	337,308
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.);
Series 2017 A, Ref. RB	5.25%	06/01/2041	1,290	1,314,139
Series 2017 A, Ref. RB	5.00%	06/01/2045	1,035	1,039,147
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State); Series 2019 A, Ref. RB	5.00%	09/01/2037	1,000	1,064,421
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, RB(c)(d)	5.75%	07/01/2023	1,000	1,015,025
Kentucky Bond Development Corp.; Series 2020, RB (INS - BAM)(b)(h)(i)	5.00%	09/01/2044	3,920	4,217,927

Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB	5.50%	10/01/2033	1,000	1,016,500

				13,909,210

Louisiana–1.22%
Jefferson (Parish of), LA Sales Tax District; Series 2019 B, RB (INS - AGM)(h)	4.00%	12/01/2042	1,000	980,998
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. John the Baptist); Series 2019, RB(g)	3.90%	11/01/2044	905	675,824
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway); Series 2016, RB	5.00%	07/01/2051	1,165	1,177,133
New Orleans (City of), LA Aviation Board; Series 2015 A, RB	5.00%	01/01/2045	2,735	2,761,250

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB (INS - AGM)(h)	5.00%	10/01/2043	$455	$ 475,711

Tobacco Settlement Financing Corp.; Series 2013 A, Ref. RB	5.25%	05/15/2033	1,225	1,250,594

				7,321,510

Maryland–1.01%
Brunswick (City of), MD (Brunswick Crossing); Series 2019, RB	5.00%	07/01/2036	399	401,491
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	790	799,038
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB(c)(d)	5.00%	07/01/2024	1,620	1,678,226
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University); Series 2021, Ref. RB	4.00%	06/01/2051	415	349,020
Maryland Economic Development Corp. (Green Bonds); Series 2022, RB(k)	5.25%	06/30/2052	1,565	1,625,143
Prince Georges (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2028	750	727,770

Rockville (City of), MD (Ingleside at King Farm); Series 2017 B, RB	5.00%	11/01/2047	550	476,138

				6,056,826

Massachusetts–1.55%
Massachusetts (Commonwealth of) Bay Transportation Authority; Series 2022, RB(b)	5.00%	07/01/2052	2,560	2,820,792
Massachusetts (Commonwealth of) Development Finance Agency; Series 2019 A, Ref. RB	4.00%	07/01/2044	750	659,928
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	3,390	3,418,684
Massachusetts (Commonwealth of) Development Finance Agency (Milford Regional Medical Center); Series 2020, Ref. RB(g)	5.00%	07/15/2037	245	245,099
Massachusetts (Commonwealth of) Port Authority;
Series 2019 A, Ref. RB(k)	5.00%	07/01/2040	1,000	1,046,703
Series 2021 E, RB(k)	5.00%	07/01/2046	1,075	1,120,806
				9,312,012

Michigan–4.08%
Academy of Warren; Series 2020 A, RB(g)	5.50%	05/01/2050	250	199,695
Detroit (City of), MI; Series 2018, GO Bonds	5.00%	04/01/2035	670	685,726
Detroit (City of), MI Downtown Development Authority;
Series 2018 A, RB (INS - AGM)(b)(h)(i)	5.00%	07/01/2038	1,000	1,014,963
Series 2018 A, Ref. RB (INS - AGM)(b)(h)(i)	5.00%	07/01/2043	1,150	1,155,303
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate); Series 2017 A, Ref. RB	5.00%	11/01/2047	690	567,481
Lakeview Public School District; Series 2022, GO Bonds	3.00%	11/01/2034	330	300,793
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, RB(b)	5.00%	04/15/2041	2,925	3,041,249
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center); Series 2018, RB	5.00%	11/01/2043	840	883,239
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-3, RB (INS - AGM)(h)	5.00%	07/01/2030	2,785	2,872,848
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	640	656,691
Series 2014 D-1, Ref. RB (INS - AGM)(h)	5.00%	07/01/2035	1,250	1,278,720
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	640	659,186
Series 2015, RB	5.00%	07/01/2035	1,305	1,343,982
Michigan (State of) Finance Authority (Henry Ford Health System); Series 2019 A, RB	5.00%	11/15/2048	1,670	1,696,663
Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	170	158,601
Series 2020, Ref. RB	5.00%	06/01/2045	495	429,379
Michigan (State of) Finance Authority (Trinity Health Credit Group); Series 2017 MI, RB(b)(c)(i)	5.00%	12/01/2046	3,980	4,041,113
Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB(d)(k)	4.00%	10/01/2026	1,725	1,668,358
Michigan (State of) Strategic Fund (I-75 Improvement Project); Series 2018, RB(k)	5.00%	12/31/2032	750	766,497

Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport); Series 2017 B, RB(k)	5.00%	12/01/2042	1,000	1,022,188

				24,442,675

Minnesota–0.26%
Bethel (City of), MN (Spectrum High School);
Series 2017 A, Ref. RB	4.25%	07/01/2047	310	236,466
Series 2017 A, Ref. RB	4.38%	07/01/2052	500	377,525

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group); Series 2018, Ref. RB	5.00%	02/15/2048	$615	$ 621,236
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2055	430	350,704
				1,585,931

Mississippi–0.89%
Medical Center Educational Building Corp. (The University of Mississippi Medical Center New Facilities and Refinancing); Series 2017 A, Ref. RB	5.00%	06/01/2047	3,000	3,088,963
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	1,135	753,255
West Rankin Utility Authority; Series 2018, RB(c)(d)	5.00%	01/01/2028	1,380	1,525,347
				5,367,565

Missouri–2.18%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2028	2,290	2,296,036
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB(k)	5.00%	03/01/2046	4,815	4,887,399
Series 2019 B, RB (INS - AGM)(h)(k)	5.00%	03/01/2049	1,020	1,040,178
Series 2019 B, RB(k)	5.00%	03/01/2054	1,155	1,160,108
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	520	429,241
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2014, RB	5.00%	02/01/2035	1,000	999,029
Series 2019, Ref. RB	5.00%	02/01/2048	335	307,601
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	2,140	1,952,223
				13,071,815

Nebraska–1.34%
Central Plains Energy Project (No. 3);
Series 2017 A, Ref. RB	5.00%	09/01/2034	210	222,098
Series 2017 A, Ref. RB	5.00%	09/01/2042	3,815	3,951,342
Douglas (County of), NE Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/2036	1,500	1,515,630
Omaha Public Power District; Series 2022, RB(b)(i)	5.25%	02/01/2052	2,125	2,370,948
				8,060,018

Nevada–0.62%
Las Vegas Valley Water District; Series 2022 A, GO Bonds	4.00%	06/01/2044	3,760	3,749,285

New Hampshire–0.47%
New Hampshire (State of) Business Finance Authority;
Series 2020-1A, RB	4.13%	01/20/2034	1	925
Series 2022-1, Class A	4.38%	09/20/2036	1,696	1,624,615
New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	1,125	1,170,441
				2,795,981

New Jersey–3.72%
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, RB(k)	5.13%	09/15/2023	245	245,626
New Jersey (State of) Economic Development Authority (School Facilities Construction); Series 2013, Ref. RB (SIFMA Municipal Swap Index + 1.60%)(o)	3.45%	03/01/2028	500	500,231
New Jersey (State of) Economic Development Authority (Social Bonds); Series 2021, RB	4.00%	06/15/2035	700	692,936
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(k)	5.13%	01/01/2034	1,250	1,252,504
Series 2013, RB(k)	5.38%	01/01/2043	1,000	1,001,821
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2017, RB	4.00%	07/01/2047	2,640	2,444,595

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Transportation Trust Fund Authority;
Series 2014, RB	5.00%	06/15/2030	$945	$ 1,028,115
Series 2015 AA, RB	5.25%	06/15/2033	1,545	1,606,133
Series 2015 AA, RB	4.75%	06/15/2035	655	665,089
Series 2016 A-1, RN	5.00%	06/15/2028	1,035	1,092,523
Series 2018 A, Ref. RB	5.00%	12/15/2032	1,265	1,364,019
Series 2018 A, RN(b)(i)	5.00%	06/15/2029	1,625	1,712,830
Series 2018 A, RN(b)(i)	5.00%	06/15/2030	555	584,404
Series 2018 A, RN(b)(i)	5.00%	06/15/2031	1,020	1,071,309
Series 2021 A, Ref. RB	5.00%	06/15/2033	505	556,448
Series 2022, RB	5.25%	06/15/2046	1,455	1,535,259
Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, PCR(c)(k)	5.00%	12/01/2023	265	268,089
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	2,990	2,933,269
Series 2018 A, Ref. RB	5.25%	06/01/2046	1,710	1,722,974
				22,278,174

New York–26.72%
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(g)(k)	5.25%	12/31/2033	400	370,148
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,775	2,645,230
Hudson Yards Infrastructure Corp.;
Series 2017 A, Ref. RB	4.00%	02/15/2044	2,570	2,494,699
Series 2017 A, Ref. RB (INS - AGM)(h)	4.00%	02/15/2047	810	780,923
Metropolitan Transportation Authority; Subseries 2015 E-1, VRD RB (LOC - Barclays Bank PLC)(p)(q)	1.30%	11/15/2050	4,000	4,000,000
Metropolitan Transportation Authority (Bidding Group 1);
Series 2022 A, RB	4.00%	11/15/2040	1,825	1,746,255
Series 2022 A, RB	4.00%	11/15/2043	3,045	2,873,309
Metropolitan Transportation Authority (Green Bonds);
Series 2017 C-1, Ref. RB	5.00%	11/15/2023	615	624,361
Series 2017 C-1, Ref. RB	4.00%	11/15/2038	550	496,956
Series 2020 A-1, RB (INS - AGM)(h)	4.00%	11/15/2041	2,035	1,917,722
Series 2020 A-1, RB (INS - BAM)(h)	4.00%	11/15/2053	400	355,115
Series 2020 C-1, RB	5.25%	11/15/2055	1,365	1,378,669
New York & New Jersey (States of) Port Authority; Series 2020 221, RB(k)	4.00%	07/15/2055	2,390	2,094,597
Two Hundred Fifth Series 2017, Ref. RB	5.25%	11/15/2057	1,675	1,759,327
Two Hundred Seventh Series 2018, Ref. RB(b)(i)(k)	5.00%	09/15/2028	3,360	3,578,608
New York (City of), NY;
Series 2020 C, GO Bonds	5.00%	08/01/2043	2,515	2,708,209
Series 2021 A-1, GO Bonds	5.00%	08/01/2047	1,000	1,069,667
Series 2022-XM1009, RB(b)	5.25%	05/01/2041	2,500	2,794,506
Subseries 2022 B-1, GO Bonds	5.25%	10/01/2047	1,535	1,699,046
Subseries 2022 D-1, GO Bonds(b)	5.25%	05/01/2039	1,320	1,492,282
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium); Series 2021 A, Ref. RB (INS - AGM)(h)	3.00%	01/01/2046	2,565	1,915,135
New York (City of), NY Municipal Water Finance Authority;
Series 2020 AA-2, RB	4.00%	06/15/2042	3,140	3,136,059
Series 2020 BB-1, RB	4.00%	06/15/2050	1,705	1,621,641
Series 2022, RB(b)	5.00%	06/15/2051	5,135	5,491,862
New York (City of), NY Transitional Finance Authority;
Series 2013 I, RB	5.00%	05/01/2038	7,000	7,043,204
Series 2019 B-1, RB	4.00%	11/01/2045	875	839,470
Series 2021 B-1, RB	4.00%	08/01/2045	2,145	2,058,430
Subseries 2013, RB(b)	5.00%	11/01/2038	10,155	10,284,053
New York (State of) Dormitory Authority;
Series 2009 C, RB (INS - AGC)(h)	5.00%	10/01/2024	225	225,490
Series 2018 A, Ref. RB	5.25%	03/15/2039	1,265	1,368,787
Series 2018 E, RB(b)	5.00%	03/15/2045	5,850	6,186,436
New York (State of) Dormitory Authority (Bidding Group 3); Series 2017 B, Ref. RB	4.00%	02/15/2044	3,430	3,320,143

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (Catholic Health System Obligated Group);
Series 2019 A, Ref. RB	4.00%	07/01/2040	$650	$ 439,487
Series 2019 A, Ref. RB	5.00%	07/01/2041	700	541,213
New York (State of) Dormitory Authority (General Purpose);
Series 2013 A, RB(c)(d)	5.00%	02/15/2023	2,900	2,915,527
Series 2014 C, RB(b)	5.00%	03/15/2040	5,655	5,770,559
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2022 1-B, RB	4.00%	07/01/2051	3,710	3,545,724
New York (State of) Dormitory Authority (New York University); Series 1998 A, RB (INS - NATL)(h)	5.75%	07/01/2027	755	814,245
New York (State of) Mortgage Agency (Social Bonds); Series 2021, RB	3.25%	10/01/2051	685	664,995
New York (State of) Power Authority; Series 2020 A, RB(b)	4.00%	11/15/2045	3,740	3,657,620
New York (State of) Power Authority (Green Bonds); Series 2020, RB(b)	4.00%	11/15/2055	4,265	4,036,650
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	5,505	5,084,275
Series 2019 B, RB (INS - AGM)(b)(h)(i)	4.00%	01/01/2050	2,670	2,500,829
New York (State of) Thruway Authority (Group 3); Series 2021 A-1, Ref. RB	4.00%	03/15/2046	2,535	2,402,954
New York Counties Tobacco Trust IV; Series 2005 A, RB	5.00%	06/01/2045	290	270,352
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	3,240	3,343,513
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(g)	5.00%	11/15/2044	5,880	5,557,830
New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2045	3,410	3,287,992
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(k)	5.25%	08/01/2031	580	593,873
Series 2020, Ref. RB(k)	5.38%	08/01/2036	965	977,315
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(k)	5.00%	08/01/2026	1,415	1,415,096
Series 2016, Ref. RB(k)	5.00%	08/01/2031	1,360	1,360,015
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(k)	5.00%	01/01/2031	245	249,224
Series 2018, RB(k)	5.00%	01/01/2033	2,145	2,172,733
Series 2018, RB(k)	5.00%	01/01/2034	2,070	2,088,730
Series 2018, RB(k)	5.00%	01/01/2036	985	989,952
Series 2020, RB(k)	5.00%	10/01/2035	250	252,402
Series 2020, RB(k)	5.00%	10/01/2040	2,045	2,044,859
Series 2020, RB(k)	4.38%	10/01/2045	1,195	1,092,407
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(k)	5.00%	07/01/2046	3,310	3,288,128
Series 2016 A, RB(k)	5.25%	01/01/2050	1,810	1,815,770
New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2022, RB(k)	5.00%	12/01/2038	610	614,760
New York Transportation Development Corp. (Terminal 4 John F. Kennedy International Airport); Series 2022, RB(k)	5.00%	12/01/2036	1,005	1,020,009
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University); Series 2019, Ref. RB	4.00%	12/01/2047	2,600	2,466,185
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,775	1,804,315
Triborough Bridge & Tunnel Authority;
Series 2022 C, RB	5.00%	05/15/2047	3,015	3,250,746
Series 2022, RB(b)	5.00%	05/15/2051	3,135	3,332,592
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2049	765	812,354
Series 2021 A, RB	5.00%	11/15/2056	1,145	1,208,294
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,290	2,157,315
				160,211,178

North Carolina–1.18%
Charlotte (City of), NC (Charlotte Douglas International Airport); Series 2022, RB	4.00%	07/01/2047	830	792,628
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB(p)	1.40%	01/15/2037	5,000	5,000,000
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB(k)	5.00%	06/30/2054	1,255	1,256,887
				7,049,515

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Dakota–0.62%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2043	$2,210	$ 2,000,477
Series 2017 C, RB	5.00%	06/01/2048	1,970	1,738,924
				3,739,401

Ohio–5.58%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	2,695	2,725,758
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2039	480	448,022
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	5,380	4,687,569
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	8,100	7,432,780
Series 2020 B-3, Ref. RB(j)	0.00%	06/01/2057	8,765	1,028,010
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB(g)	6.50%	01/01/2034	1,150	1,161,117
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(g)	5.00%	06/01/2028	730	726,691
Cuyahoga (County of), OH (MetroHealth System); Series 2017, Ref. RB	5.50%	02/15/2052	1,730	1,756,033
Franklin (County of), OH (Nationwide Children’s Hospital); Series 2019, RB	5.00%	11/01/2048	1,380	1,541,170
Hamilton (County of), OH (Cincinnati Children’s Hospital); Series 2019 CC, RB	5.00%	11/15/2049	1,685	1,860,547
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2046	2,525	2,305,578
Lucas (County of), OH (ProMedica Healthcare System); Series 2018 A, Ref. RB	5.25%	11/15/2048	1,030	890,255
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $1,411,728)(f)(g)	6.00%	04/01/2038	1,440	541,440
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	1,935	1,833,168
Ohio (State of); Series 2020 A, Ref. RB	4.00%	01/15/2050	2,555	2,234,882
Ohio (State of) (Portsmouth Bypass); Series 2015, RB (INS - AGM)(h)(k)	5.00%	12/31/2039	825	836,047
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.); Series 2014, RB(d)(k)	2.60%	10/01/2029	1,000	892,057
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB(g)(k)	4.25%	01/15/2038	600	559,271
				33,460,395

Oklahoma–2.37%
Edmond Public Works Authority;
Series 2017, RB(b)	5.00%	07/01/2042	2,780	2,973,306
Series 2017, RB(b)	5.00%	07/01/2047	3,265	3,470,769
Oklahoma (State of) Development Finance Authority (OU Medicine);
Series 2018 B, RB	5.50%	08/15/2052	3,860	3,541,872
Series 2018 B, RB	5.50%	08/15/2057	1,255	1,139,168
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017, RB(e)	5.00%	08/01/2052	1,990	1,990
Oklahoma (State of) Water Resources Board;
Series 2018 C, RB	4.00%	10/01/2048	1,285	1,286,482
Series 2022 B, RB	5.00%	10/01/2047	1,620	1,785,379
				14,198,966

Oregon–0.69%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	510	455,101
Oregon (State of); Series 2019, GO Bonds(b)(i)	5.00%	08/01/2044	3,410	3,696,779
				4,151,880

Pennsylvania–3.49%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	4.00%	04/01/2044	2,110	1,920,571
Berks (County of), PA Industrial Development Authority (Highlands at Wyomissing (The)); Series 2017 C, RB	5.00%	05/15/2037	1,000	994,888
Coatesville School District; Series 2020 A, GO Bonds (INS - BAM)(h)(j)	0.00%	10/01/2036	700	366,031
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.); Series 2018, Ref. RB	5.00%	12/01/2027	750	712,443
Lancaster (County of), PA Hospital Authority (Penn State Health);
Series 2021, RB	5.00%	11/01/2046	525	537,048
Series 2021, RB	5.00%	11/01/2051	695	708,000
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC); Series 2021 A, Ref. RB	4.00%	10/15/2037	685	674,204

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A, RB	4.75%	12/01/2037	$1,010	$ 1,040,259
Series 2014 A-2, RB(l)	5.13%	12/01/2039	1,000	975,495
Series 2017 B-1, RB	5.25%	06/01/2047	2,400	2,481,598
Series 2019 A, RB	5.00%	12/01/2049	225	234,287
Series 2020 B, RB	5.00%	12/01/2050	610	637,600
Series 2021 A, RB	4.00%	12/01/2050	1,275	1,129,248
Philadelphia (City of), PA;
Series 2017 B, Ref. RB(k)	5.00%	07/01/2042	3,200	3,261,570
Series 2017 B, Ref. RB(k)	5.00%	07/01/2047	1,380	1,394,662
Series 2021, Ref. RB (INS - AGM)(h)(k)	4.00%	07/01/2039	1,000	952,959
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	1,705	1,771,532
Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School); Series 2020, Ref. RB(g)	5.00%	06/15/2050	405	358,121
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2035	735	769,876
				20,920,392

Puerto Rico–6.11%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	3,525	3,516,198
Series 2002, RB	5.63%	05/15/2043	1,520	1,520,409
Series 2005 A, RB(j)	0.00%	05/15/2050	6,050	1,048,483
Series 2005 B, RB(j)	0.00%	05/15/2055	2,600	257,745
Series 2008 A, RB(j)	0.00%	05/15/2057	15,290	1,013,837
Series 2008 B, RB(j)	0.00%	05/15/2057	38,355	1,996,504
Puerto Rico (Commonwealth of);
Series 2021 A-1, GO Bonds	5.25%	07/01/2023	1,919	1,927,401
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	1,195	1,223,958
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (Acquired 04/07/2020-04/28/2020; Cost $1,840,242) (INS - NATL)(f)(h)	5.25%	07/01/2032	1,825	1,823,148
Series 2007 VV, Ref. RB (Acquired 06/27/2018; Cost $760,218) (INS - NATL)(f)(h)	5.25%	07/01/2033	750	747,558
Series 2007 VV, Ref. RB (Acquired 07/19/2018; Cost $697,365) (INS - NATL)(f)(h)	5.25%	07/01/2035	660	654,446
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2002 D, RB (INS - AGM)(h)	5.00%	07/01/2032	125	124,377
Series 2005 L, Ref. RB (INS - NATL)(h)	5.25%	07/01/2035	350	347,061
Series 2007 CC, Ref. RB (INS - AGM)(h)	5.25%	07/01/2033	1,260	1,257,119
Series 2007 N, Ref. RB (INS - NATL)(h)	5.25%	07/01/2032	785	784,204
Series 2007 N, Ref. RB (INS - AGC)(h)	5.25%	07/01/2034	1,225	1,215,980
Series 2007 N, Ref. RB (INS - AGC)(h)	5.25%	07/01/2036	1,100	1,090,891
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(j)	0.00%	07/01/2027	455	366,723
Series 2018 A-1, RB(j)	0.00%	07/01/2029	1,525	1,109,447
Series 2018 A-1, RB(j)	0.00%	07/01/2033	2,495	1,441,071
Series 2018 A-1, RB(j)	0.00%	07/01/2046	8,440	2,127,092
Series 2018 A-1, RB(j)	0.00%	07/01/2051	11,005	2,070,725
Series 2018 A-1, RB	4.75%	07/01/2053	1,875	1,713,196
Series 2018 A-1, RB	5.00%	07/01/2058	5,745	5,450,918
Series 2019 A-2, RB	4.33%	07/01/2040	1,965	1,780,134
				36,608,625

Rhode Island–0.19%
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2035	1,105	1,123,391

South Carolina–1.35%
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, RB	5.00%	05/01/2028	1,000	966,830
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB(c)(d)	5.25%	08/01/2023	1,600	1,628,365

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–(continued)
South Carolina (State of) Ports Authority;
Series 2015, RB(c)(d)(k)	5.25%	07/01/2025	$1,905	$ 2,008,053
Series 2015, RB(c)(d)(k)	5.25%	07/01/2025	240	252,983
Series 2015, RB(c)(d)(k)	5.25%	07/01/2025	1,140	1,201,669
South Carolina (State of) Public Service Authority;
Series 2014 C, Ref. RB	5.00%	12/01/2046	1,215	1,218,475
Series 2022 A, RB	4.00%	12/01/2052	930	797,900
				8,074,275

South Dakota–1.02%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2017, Ref. RB	4.00%	07/01/2042	3,030	2,949,873
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	3,130	3,142,894
				6,092,767

Tennessee–1.23%
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2037	1,835	1,890,477
Memphis (City of) & Shelby (County of), TN Airport Authority; Series 2018, RB(k)	5.00%	07/01/2043	1,245	1,266,591
Metropolitan Nashville Airport Authority (The); Series 2019 B, RB(k)	5.00%	07/01/2054	580	586,706
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Lipscomb University); Series 2019 A, Ref. RB	5.00%	10/01/2036	1,000	1,026,624
Tennessee Energy Acquisition Corp.; Series 2021 A, RB(d)	5.00%	11/01/2031	2,555	2,635,452
				7,405,850

Texas–13.53%
Central Texas Regional Mobility Authority;
Series 2020 B, Ref. RB	5.00%	01/01/2045	650	679,128
Series 2020 E, RB	4.00%	01/01/2050	1,500	1,375,599
Series 2021 B, RB	5.00%	01/01/2046	680	708,975
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2021 T, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	1,235	1,215,648
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	1,710	1,741,039
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport); Series 2014 A, Ref. RB(k)	5.25%	11/01/2026	1,000	1,014,838
El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	3,100	3,015,207
Forney Independent School District; Series 2022 B, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2052	2,275	2,209,595
Harris (County of), TX Toll Road Authority (The); Series 2021, Ref. RB	4.00%	08/15/2050	1,315	1,257,258
Houston (City of), TX; Series 2021 A, RB(k)	4.00%	07/01/2036	1,250	1,218,238
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E);
Series 2014, Ref. RB(k)	4.75%	07/01/2024	1,795	1,798,375
Series 2021 A, RB(k)	4.00%	07/01/2041	600	504,382
Houston (City of), TX Airport System (United Airlines, Inc.); Series 2018, RB(k)	5.00%	07/15/2028	505	511,896
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB(c)(d)(g)	5.50%	08/15/2024	1,360	1,421,399
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2022, Ref. RB	5.50%	05/15/2047	1,195	1,314,338
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(g)(k)	4.63%	10/01/2031	3,150	3,053,180
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook);
Series 2017 B, RB	4.75%	07/01/2042	1,115	501,750
Series 2017 B, RB	5.00%	07/01/2052	595	267,750
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB	7.50%	11/15/2037	75	61,294
Series 2021, RB	2.00%	11/15/2061	1,860	859,608
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	5.00%	07/01/2036	815	672,944
Series 2016, Ref. RB	5.00%	07/01/2046	665	493,476
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGM)(h)	5.00%	04/01/2046	2,055	2,064,889
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB(g)	4.00%	08/15/2051	1,030	783,946

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2042	$505	$ 470,852
Series 2017, Ref. RB	5.00%	01/01/2047	630	574,125
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2028	1,005	961,792
Series 2018, Ref. RB	5.00%	10/01/2031	600	553,470
Series 2020, RB	5.25%	10/01/2055	2,550	2,033,175
North Texas Tollway Authority; Series 2015 B, RB(b)(c)(d)(i)	5.00%	01/01/2023	10,095	10,115,842
San Antonio (City of), TX; Series 2013, RB(c)(d)	5.00%	02/01/2023	2,695	2,706,294
San Antonio Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2052	4,540	4,960,875
Tarrant County Cultural Education Facilities Finance Corp.; Series 2016 A, Ref. RB(b)	5.00%	02/15/2047	3,530	3,589,557
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	2,830	2,605,199
Series 2016, Ref. RB	5.00%	05/15/2045	1,380	1,183,646
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB (Acquired 12/19/2007; Cost $412,619)(e)(f)	5.75%	02/15/2025	440	286,000
Series 2017 A, RB (Acquired 12/15/2016; Cost $2,003,663)(e)(f)	6.38%	02/15/2048	1,985	1,290,250
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	85	81,678
Series 2020, Ref. RB	6.75%	11/15/2051	85	79,299
Series 2020, Ref. RB	6.88%	11/15/2055	85	80,011
Texas (State of) Transportation Commission; Series 2019, RB(j)	0.00%	08/01/2042	2,290	783,526
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2015 B, Ref. RB(j)	0.00%	08/15/2036	3,555	1,915,399
Series 2015 B, Ref. RB(j)	0.00%	08/15/2037	1,210	613,553
Series 2015 C, Ref. RB	5.00%	08/15/2042	5,275	5,338,197
Texas (State of) Water Development Board; Series 2022, RB	5.00%	10/15/2047	3,405	3,768,576
Texas (State of) Water Development Board (State Water Implementation Fund); Series 2017 A, RB	4.00%	10/15/2035	280	288,643
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	3,475	3,631,564
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB(k)	5.00%	12/31/2055	1,170	1,173,741
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB(k)	7.00%	12/31/2038	1,500	1,536,256
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3C); Series 2019, RB(k)	5.00%	06/30/2058	1,750	1,738,403
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	10	10,008
				81,114,683

Utah–3.92%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(g)	4.00%	03/01/2051	500	377,936
Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2052	500	363,017
Salt Lake City (City of), UT;
Series 2021 A, RB(k)	5.00%	07/01/2046	855	877,895
Series 2021 A, RB(k)	5.00%	07/01/2051	455	460,379
Salt Lake City (City of), UT (Salt Lake City International Airport); Series 2017 A, RB(b)(k)	5.00%	07/01/2047	2,770	2,803,978
University of Utah (The); Series 2013 A, RB(b)(c)(d)	5.00%	08/01/2023	14,235	14,468,833
Utah (County of), UT (IHC Health Services, Inc.); Series 2016 B, RB	4.00%	05/15/2047	2,070	1,983,144
Utah (State of) Charter School Finance Authority (Ogden Preparatory Academy); Series 2022 A, Ref. RB	4.63%	10/15/2057	1,065	1,020,426
Utah Telecommunication Open Infrastructure Agency; Series 2022, Ref. RB	4.38%	06/01/2040	1,135	1,142,439
				23,498,047

Virginia–1.97%
Hampton Roads Transportation Accountability Commission; Series 2022 A, RB	4.00%	07/01/2052	2,160	2,080,176
Roanoke (City of), VA Economic Development Authority (Richfield Living); Series 2020, RB (Acquired 01/23/2020; Cost $335,000)(f)	5.00%	09/01/2050	335	220,407
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC); Series 2022, Ref. RB(k)	5.00%	01/01/2037	2,895	2,981,646

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–(continued)
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB(k)	5.00%	12/31/2052	$1,360	$ 1,397,303
Series 2022, Ref. RB(k)	5.00%	12/31/2057	855	874,995
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(k)	5.00%	12/31/2049	1,190	1,191,489
Series 2017, RB(k)	5.00%	12/31/2056	3,115	3,089,663
				11,835,679

Washington–2.52%
Kalispel Tribe of Indians; Series 2018 A, RB(g)	5.00%	01/01/2032	1,400	1,468,545
Tacoma (City of), WA; Series 2022, RB	4.00%	12/01/2047	2,830	2,743,180
Washington (State of); Series 2019 A, GO Bonds(b)	5.00%	08/01/2042	1,910	2,056,034
Washington (State of) Convention Center Public Facilities District;
Series 2018, RB	5.00%	07/01/2043	1,195	1,201,137
Series 2018, RB	5.00%	07/01/2048	855	830,216
Series 2018, RB	5.00%	07/01/2048	3,555	3,531,498
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(g)	5.00%	07/01/2046	440	356,828
Series 2016 A, Ref. RB(g)	5.00%	07/01/2051	365	287,991
Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	407	364,698
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2033	2,250	2,252,390
				15,092,517

West Virginia–0.15%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB(g)	7.50%	06/01/2043	850	882,045

Wisconsin–4.36%
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGM)(h)(j)	0.00%	12/15/2050	6,645	1,760,284
Series 2020 D, RB (INS - AGM)(h)(j)	0.00%	12/15/2055	3,840	782,014
Series 2020 D, RB (INS - AGM)(h)(j)	0.00%	12/15/2060	25,015	3,857,996
Series 2022, RB(g)	5.25%	12/15/2061	1,735	1,735,467
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group);
Series 2021, RB	3.00%	08/15/2051	850	591,848
Series 2021, RB	4.00%	08/15/2051	2,850	2,523,528
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	2,555	2,451,949
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(e)(g)	6.75%	08/01/2031	640	383,567
Series 2017, RB(g)	6.75%	12/01/2042	2,190	1,830,106
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(g)	6.13%	02/01/2050	425	369,654
Series 2022 A, RB(g)	6.13%	02/01/2050	460	400,096
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. -Central District Development); Series 2016, RB(b)(i)	5.00%	03/01/2046	3,840	4,000,638
Wisconsin (State of) Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(g)	5.13%	06/15/2039	630	603,884
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(g)	6.38%	01/01/2048	665	408,975
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,710	1,771,339
Series 2018 A, RB	5.35%	12/01/2045	1,710	1,745,288
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	895	904,037
				26,120,670

Wyoming–0.58%
University of Wyoming; Series 2021 C, RB (INS - AGM)(h)	4.00%	06/01/2044	1,085	1,042,163

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wyoming–(continued)
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB(b)(c)(d)	5.00%	01/01/2027	$2,250	$2,448,216

				3,490,379

TOTAL INVESTMENTS IN SECURITIES(r)–163.30% (Cost $1,007,553,225)				979,181,723

FLOATING RATE NOTE OBLIGATIONS–(20.12)%
Notes with interest and fee rates ranging from 2.45% to 2.62% at 11/30/2022 and contractual maturities of collateral ranging from 09/15/2028 to 04/01/2056(s)				(120,620,000)

VARIABLE RATE MUNI TERM PREFERRED SHARES–(45.58)%				(273,277,496)

OTHER ASSETS LESS LIABILITIES–2.40%				14,334,226

NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$599,618,453

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Underlying security related to TOB Trusts entered into by the Trust.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2022 was $4,422,785, which represented less than 1% of the Trust’s Net Assets.

(f)	Restricted security. The aggregate value of these securities at November 30, 2022 was $8,024,224, which represented 1.34% of the Trust’s Net Assets.
(g)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2022 was $46,071,048, which represented 7.68% of the Trust’s Net Assets.

(h)	Principal and/or interest payments are secured by the bond insurance company listed.
(i)

Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $39,548,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(j)	Zero coupon bond issued at a discount.
(k)	Security subject to the alternative minimum tax.
(l)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(n)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(o)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2022.
(p)

Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2022.

(q)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(r)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(s)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2022. At November 30, 2022, the Trust’s investments with a value of $176,374,331 are held by TOB Trusts and serve as collateral for the $120,620,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2022

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$978,004,746	$1,176,977	$979,181,723

Other Investments - Assets

Investments Matured	–	88	–	88

Total Investments	$–	$978,004,834	$1,176,977	$979,181,811

Invesco Trust for Investment Grade Municipals